Project Financing Package - Equity Investment (Details)			12 Months Ended
	Jun. 24, 2024 CAD ($) $ / shares shares	May 24, 2023 $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 24, 2024 USD ($)
Project Financing Package
Value of shares reserved for future issuance	$ 100,000,000			$ 100,000,000
Value of shares reserved for future issuance, expired | $			$ 25,000,000
Value of shares issued as per the agreement | $			$ 75,000,000
Threshold percentage of common shares outstanding held by counterparty	5.00%
Development flow-through private placement transaction
Project Financing Package
Number of common shares issued | shares	12,021,977
Share price | $ / shares	$ 8.3181
Private placement
Project Financing Package
Number of common shares issued | shares	3,418,702	10,005,000
Share price | $ / shares	$ 6.6545	$ 7.35